Fair Value Measurements - Summary of Changes in the Fair Value of the GEM Warrants Liability (Details) - GEM Warrants Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	$ 641,000	$ 0
Issuance of GEM warrants		2,448,000
Change in fair value		(1,807,000)
Balance at March 31, 2024		641,000
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	641,000
Change in fair value	(408,000)
Balance at March 31, 2024	$ 233,000	$ 641,000